Leases - Schedule of lease amortization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	R$ 26,789,197	R$ 28,424,354
Financial charges	(12,206,364)	(13,533,779)
Lease liabilities	14,582,833	14,890,575	R$ 12,520,812
Year two
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	0	3,802,070
Year three
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	4,387,911	4,056,001
Year four
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	4,162,958	4,015,746
Year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,579,587	3,397,128
Year six
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,237,509	3,072,413
After year six
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,909,201	2,782,538
Later than seven years and not later than ten years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	R$ 8,512,031	R$ 7,298,458